ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other current payables [abstract]
Trade accounts payable	$ 2,420,392	$ 1,536,786	$ 1,644,995
Accrued liabilities	0	100,000	250,988
Lease liability	32,285	0	0
Total	$ 2,452,677	$ 1,636,786	$ 1,895,983